FEDERATED COMPLEX FUNDS

Supplement to Prospectuses

Please be advised that effective March 31, 1999, Federated Management, adviser to the below-listed funds, merged into Federated Investment Management Company (formerly Federated Advisers). Federated Investment Management Company is a registered investment adviser with its principal offices at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. Accordingly, all references to Federated Management should be replaced with references to Federated Investment Management Company.

Federated ARMS Fund                          New York Municipal Cash Trust
Federated Equity Funds                       North Carolina Municipal Cash Trust
   Federated Aggressive Growth Fund           Ohio Municipal Cash Trust
   Federated Capital Appreciation Fund        Pennsylvania Municipal Cash Trust
   Federated Growth Strategies Fund           Tennessee Municipal Cash Trust
   Federated Large Cap Growth Fund            Virginia Municipal Cash Trust
   Federated Small Cap Strategies Fund      Federated Short-Term Municipal Trust
Federated Government Trust                  Federated Stock and Bond Fund, Inc.
   Automated Government Cash Reserves       Federated Stock Trust
   Automated Treasury Cash Reserves         Federated Total Return Series, Inc.
   U.S. Treasury Cash Reserves                Federated Limited Duration Fund
Federated High Yield Trust                    Federated Mortgage Fund
Federated Income Securities Trust             Federated Total Return Bond Fund
   Federated Intermediate Income Fund         Federated Ultrashort Bond Fund
   Federated Short-Term Income Fund         Federated U.S. Government Bond Fund
Federated Index Trust                       Federated U.S. Government Securities
   Federated Max-Cap Fund                     Fund: 1-3 Years
   Federated Mid-Cap Fund                   Federated U.S. Government Securities
   Federated Mini-Cap Fund                    Fund: 5-10 Years
Federated Institutional Trust               Intermediate Municipal Trust
   Federated Institutional Short Duration
                                          Federated Intermediate Municipal Trust
     Government Fund                        Managed Series Trust
Federated Municipal Trust               Federated Managed Aggressive Growth Fund
   Alabama Municipal Cash Trust               Federated Managed Growth Fund
   Arizona Municipal Cash Trust         Federated Managed Growth and Income Fund
   California Municipal Cash Trust            Federated Managed Income Fund
   Connecticut Municipal Cash Trust         Money Market Obligations Trust
   Florida Municipal Cash Trust               Automated Cash Management Trust
   Georgia Municipal Cash Trust               Government Obligations Fund
   Maryland Municipal Cash Trust              Prime Obligations Fund
   Massachusetts Municipal Cash Trust         Tax-Free Obligations Fund
   Michigan Municipal Cash Trust              Treasury Obligations Fund
   Minnesota Municipal Cash Trust           Tax-Free Instruments Trust
   New Jersey Municipal Cash Trust

                                                                  March 31, 1999

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Federated Investors
Federated Securities Corp., Distributor

Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
www.federatedinvestors.com
020921 (3/99)
506258